30 Financial Income (Expenses) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of financial income expense [Line Items]
Financial expenses		R$ (1,324,759)	R$ (1,173,425)	R$ (807,967)
Financial income		336,731	372,842	446,302
Financial income (expenses), net before exchange rate changes		(988,028)	(800,583)	(361,665)
Exchange rate changes, net		(2,178,343)	(233,098)	(902,671)
Financial income (expenses), net		(3,166,371)	(1,033,681)	(1,264,336)
Inflation adjustment gains [member]
Summary of financial income expense [Line Items]
Financial income		120,957	91,180	105,952
Exchange rate changes on assets [member]
Summary of financial income expense [Line Items]
Exchange rate changes, net		1,894	863	13,235
Other exchange rate changes [member]
Summary of financial income expense [Line Items]
Exchange rate changes, net		4	(1)	(9)
Interest and charges on borrowings and financing - local currency [member]
Summary of financial income expense [Line Items]
Financial expenses		(348,050)	(331,367)	(332,149)
Interest and charges on borrowings and financing - foreign currency [member]
Summary of financial income expense [Line Items]
Financial expenses		(136,257)	(165,421)	(171,686)
Other financial expenses [member]
Summary of financial income expense [Line Items]
Financial expenses		(328,413)	(344,508)	(187,563)
Income tax over international remittance [member]
Summary of financial income expense [Line Items]
Financial expenses		(15,134)	(17,650)	(19,779)
Inflation adjustment on borrowings and financing [member]
Summary of financial income expense [Line Items]
Financial expenses		(86,938)	(44,802)	(66,183)
Other inflation adjustments [member]
Summary of financial income expense [Line Items]
Financial expenses		(142,313)	(107,584)	(45,193)
Interest and inflation adjustments on provisions [member]
Summary of financial income expense [Line Items]
Financial expenses	[1]	(267,654)	(162,093)	14,586
Exchange rate changes on borrowings and financing [member]
Summary of financial income expense [Line Items]
Exchange rate changes, net	[2]	(2,180,241)	(233,960)	(915,897)
Other Financial Income [member]
Summary of financial income expense [Line Items]
Financial income		4	14	10
Cofins and Pasep [member]
Summary of financial income expense [Line Items]
Financial income		(22,328)	(20,028)	(22,693)
Interest income [member]
Summary of financial income expense [Line Items]
Financial income		162,576	150,054	175,939
Income on financial investments [member]
Summary of financial income expense [Line Items]
Financial income		R$ 75,522	R$ 151,622	R$ 187,094

[1]	Increase of R$ 105.6 million, due to the increase in interest and monetary variations on lawsuits.
[2]	Increase of R$ 1,946.3 million, due to the higher appreciation of the U.S. dollar and the Yen against the Real in 2020 (28.9% and 35.8%, respectively), compared to appreciation presented in 2019 (4.0% and 5.3%, respectively).